PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
Receivables and Prepaid Expenses [Abstract]
Schedule of Receivables and Prepaid Expenses, Current [Table Text Block]
	December 31,
	2016	2015

Government authorities	$51	$116
Prepaid expenses	362	1,084
Restricted cash	164	161
Interest receivable	470	212
Other current assets	10	93

	$1,057	$1,666